CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
VIE, cash and cash equivalents	$ 4	$ 5
VIE, proved oil and natural gas properties	25,407	27,932
VIE. accumulated depreciation, depletion and amortization	(17,886)	(18,907)
VIE. other current liabilities	$ 1,599	$ 1,518
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares outstanding (in shares)	5,603,458	5,603,458
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)	913,715,512	908,732,809
Treasury stock, common shares (in shares)	3,246,553	2,240,394
Variable Interest Entities, Primary Beneficiary [Member]
VIE, cash and cash equivalents	$ 1	$ 2
VIE, proved oil and natural gas properties	755	755
VIE. accumulated depreciation, depletion and amortization	(707)	(700)
VIE. other current liabilities	$ 2	$ 3